NATURE OF BUSINESS	6 Months Ended
Jun. 30, 2019
NATURE OF BUSINESS
NATURE OF BUSINESS

NOTE 1—NATURE OF BUSINESS

Ocugen, Inc. (the “Company” or “Ocugen”), located in Malvern Pennsylvania, is a clinical stage biopharmaceutical company focused on discovering, developing and commercializing a pipeline of innovative therapies to address rare and underserved eye diseases.

The Company is developing a modifier gene therapy platform for unmet medical needs in the area of retinal diseases, including inherited retinal diseases (“IRDs”).  The Company’s modifier gene therapy platform is novel in that it targets nuclear hormone receptor (“NHR”) genes that have the potential to restore homeostasis to the retina and may target multiple genes that are associated with a range of IRDs.  Unlike single-gene replacement therapies, which only target one genetic mutation, the Company believes that its gene therapy platform, through its use of NHRs, may impact multiple genes that are associated with a range of genetically diverse diseases.  The Company’s first gene therapy candidate, OCU400, received Orphan Drug Designation (“ODD”) from the Food and Drug Administration (“FDA”), for the treatment of NR2E3 mutation-associated retinal degenerative diseases.  OCU400 uses an adeno-associated virus vector.  The Company has a late-stage, Phase 3 program, OCU300, that has also received ODD from the FDA. OCU300 is a small molecule therapeutic currently in Phase 3 clinical development for patients with ocular graft-versus-host disease (“oGVHD”).  OCU300 is the first and only product candidate to receive ODD for the treatment of oGVHD.  OCU300 is formulated using the Company’s proprietary nanoemulsion technology, OcuNanoE – Ocugen’s ONE Platform™ (“OcuNanoE™”).

The Company is also developing OCU200, a novel fusion protein for the treatment of wet age‑related macular degeneration, or wet AMD and OCU100 for the treatment of RP, as well as its first gene therapy candidate.

In January 2018, the Company formed Ocugen Limited, an Irish subsidiary, and purchased one share of common stock, representing 100% ownership, for €1 (Euro). Ocugen Limited will be used as the designated company for future European regulatory filings.

GOING CONCERN

The Company has incurred recurring losses and negative cash flows from operations since inception and has funded its operating losses through the sale of common stock, warrants to purchase common stock, the issuance of convertible notes, and debt. The Company incurred net losses of approximately $9.9 million and $10.3 million for the six months ended June 30, 2019 and 2018, respectively, and had an accumulated deficit of $41.1 million as of June 30, 2019. As of June 30, 2019, the Company had cash and cash equivalents of $0.7 million and a working capital deficit of $5.6 million.

The Company has a limited operating history and its prospects are subject to risks, expenses and uncertainties frequently encountered by companies in its industry. The Company intends to continue its research and development efforts for its product candidates, which will require significant funding. If the Company is unable to obtain additional financing in the future or research and development efforts require higher than anticipated capital, there may be a negative impact on the financial viability of the Company. The Company plans to increase working capital by raising additional capital through either private or public equity or debt financing. Such financing may not be available at all, or on terms which are favorable to the Company. While management of the Company believes that it has a plan to fund ongoing operations, its plan may not be successfully implemented. Failure to generate sufficient cash flows from operations, raise additional capital through one or more financings, or reduce certain discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives.

As a result of these factors, together with the anticipated increase in spending that will be necessary to continue to develop the Company’s products, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these unaudited condensed consolidated financial statements are issued. The unaudited condensed consolidated financial statements do not contain any adjustments that might result from the resolution of any of the above uncertainties. The Company plans to continue raising additional funds to meet its operational goals until profitable.